Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Additional paid-in capital [member]	Transactions among shareholders [member]	Other reserves [member]	Total Capital reserve [member]	Other comprehensive income [member]	Accumulated losses [member]	Total attributable to the equity holders of the parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	R$ 218,130	R$ 30	R$ 471,811		R$ 3,522	R$ 475,333		R$ (274,460)	R$ 200,903	R$ 17,227
Statement [LineItems]
Capital increase	485,258	11	472,390			472,390			472,401	12,857
Share-based payments - Class C	10,842				10,842	10,842			10,842
Acquisition of non-controlling interest	(4,797)			R$ (4,913)		(4,913)			(4,913)	116
Dilution of non-controlling interest				(30,282)		(30,282)			(30,282)	30,282
Net income (loss) for the year	(122,191)							(119,827)	(119,827)	(2,364)
Ending balance at Dec. 31, 2016	587,242	41	944,201	(35,195)	14,364	923,370		(394,287)	529,124	58,118
Statement [LineItems]
Capital increase	529,014	8	527,523			527,523			527,531	1,483
Repurchase of shares	(280,825)	(3)	(280,822)			(280,822)			(280,825)
Acquisition of non-controlling interest	(250,480)			(198,013)		(198,013)			(198,013)	(52,467)
Dilution of non-controlling interest				(4,309)		(4,309)			(4,309)	4,309
Net income (loss) for the year	(104,969)							(108,731)	(108,731)	3,762
Other comprehensive income for the year	2,595						R$ 2,595		2,595
Ending balance (Previously stated [member]) at Dec. 31, 2017	482,577	46	1,190,902	(237,517)	14,364	967,749	2,595	(503,018)	467,372	15,205
Ending balance (Adoption of new accounting standard (IFRS 9) [member]) at Dec. 31, 2017	(47,294)						(45,658)	(490)	(46,148)	(1,146)
Ending balance (After adoption [member]) at Dec. 31, 2017	435,283	46	1,190,902	(237,517)	14,364	967,749	(43,063)	(503,508)	421,224	14,059
Ending balance at Dec. 31, 2017	482,577
Statement [LineItems]
Capital increase	4,304,927	16	4,302,919			4,302,919			4,302,935	1,992
Transaction costs	(75,774)		(75,774)			(75,774)			(75,774)
Repurchase of shares	(142,440)
Repurchase and cancelation of shares	(142,440)				(142,440)	(142,440)			(142,440)
Issuance of shares for business acquisition	22,000		22,000			22,000			22,000
Reclassification of share-based payments liability to equity	217,487				217,487	217,487			217,487
Grant of share-based payments	46,091				46,091	46,091			46,091
Acquisition of non-controlling interest	(6,795)			13,841		13,841			13,841	(20,636)
Net income (loss) for the year	305,227							301,232	301,232	3,995
Other comprehensive income for the year	(13,015)						(13,271)		(13,271)	256
Ending balance at Dec. 31, 2018	R$ 5,092,991	R$ 62	R$ 5,440,047	R$ (223,676)	R$ 135,502	R$ 5,351,873	R$ (56,334)	R$ (202,276)	R$ 5,093,325	R$ (334)